Bank loans - Additional Information (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Long term Borrowings	¥ 47,534		¥ 50,040			¥ 0
Short term Borrowings	¥ 102,275		30,019			¥ 0
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term Borrowings		¥ 2,500			¥ 50,000
Borrowings, interest rate					2.90%
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short term Borrowings			¥ 30,000	¥ 30,000
Borrowings, interest rate			2.50%	2.50%